SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 32 - SUBSEQUENT EVENTS On February 2, 2023, the Group completed the sale of Constellium Ussel in exchange for cash consideration of €1.6 million.